SCHEDULE OF LEASE EXPENSE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases
Operating lease cost	$ 581	$ 987	$ 707
Amortization of right-of-use assets	478	470	466
Interest on lease liabilities	156	190	446
Total lease cost	$ 1,215	$ 1,647	$ 1,619